VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
($ reported in thousands)
	Shares	Value
Master Limited Partnerships and Related Companies—99.0%
Diversified—28.3%
Energy Transfer LP	24,719	$162
Enterprise Products Partners LP	22,085	389
Keyera Corp.	7,620	116
Kinder Morgan, Inc.	24,640	347
MPLX LP	10,321	188
ONEOK, Inc.	6,085	170
Pembina Pipeline Corp.	6,440	157
		1,529

Downstream/Other—14.8%
Cheniere Energy, Inc.(1)	9,217	456
Delek US Holdings, Inc.	2,730	48
Marathon Petroleum Corp.	4,250	163
Phillips 66	2,150	133
		800

Electric, LDC & Power—9.0%
CenterPoint Energy, Inc.	6,000	114
NextEra Energy Partners LP	3,210	200
Sempra Energy	1,400	174
		488

Gathering/Processing—17.8%
Antero Midstream Corp.	20,550	117
Equitrans Midstream Corp.	14,000	135
Hess Midstream LP Class A	10,090	175
Rattler Midstream LP	21,370	168
Targa Resources Corp.	19,900	364
		959

	Shares	Value

Marine/Shipping—2.5%
GasLog Ltd.	15,840	$46
Golar LNG Ltd.(1)	11,840	89
		135

Natural Gas Pipelines—11.1%
TC Energy Corp.	4,850	221
Williams Cos., Inc. (The)	19,770	378
		599

Petroleum Transportation & Storage—15.5%
Enbridge, Inc.	5,500	176
Genesis Energy LP	13,565	90
Magellan Midstream Partners LP	5,770	234
Phillips 66 Partners LP	2,000	56
Plains GP Holdings LP Class A	35,434	281
		837

Total Master Limited Partnerships and Related Companies (Identified Cost $6,810)		5,347

Total Long-Term Investments—99.0% (Identified Cost $6,810)		5,347

TOTAL INVESTMENTS—99.0% (Identified Cost $6,810)		$5,347
Other assets and liabilities, net—1.0%		53
NET ASSETS—100.0%		$5,400

Abbreviation:
LP	Limited Partnership

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	86%
Canada	12
Bermuda	2
Total	100%
† % of total investments as of July 31, 2020.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	34%
Embedded General Partner	24
MLP Affiliates & Other	21
Midstream MLP	21
Total	100%
† % of total investments as of July 31, 2020.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of July 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$5,347	$5,347
Total Investments	$5,347	$5,347
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2020.
There were no transfers into or out of Level 3 related to securities held at July 31, 2020.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Select MLP and Energy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report.
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